Significant Accounting Policies - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Asset impairment charges	$ 0	$ 0
Embedded derivatives	$ 0	$ 0